Comparative Figures - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Amount of reclassifications or changes in presentation	¥ 0	¥ 0